Schedule of Investments - Virtus Real Asset Income ETF

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 96.8%

Communication Services - 3.5%
KT Corp. (South Korea)(1)	8,733	$182,694
Mobile TeleSystems PJSC (Russia)*(2)	387,202	0
TIM SA (Brazil)(1)	8,106	188,870
Turkcell Iletisim Hizmetleri AS (Turkey)(1)	27,842	185,428
Total Communication Services		556,992
Consumer Staples - 2.1%
Cal-Maine Foods, Inc.	1,951	162,967
Fresh Del Monte Produce, Inc.	4,508	178,787
Total Consumer Staples		341,754
Energy - 35.1%
Alliance Resource Partners LP	6,964	165,882
APA Corp.(3)	6,661	175,917
BP PLC(1)	4,763	180,422
California Resources Corp.	3,734	199,769
Canadian Natural Resources Ltd. (Canada)	5,029	187,129
Cenovus Energy, Inc. (Canada)	9,725	191,777
DT Midstream, Inc.	1,360	171,387
Energy Transfer LP	9,975	184,039
Halliburton Co.	5,768	193,343
Hess Midstream LP Class A	4,771	169,227
HF Sinclair Corp.	3,489	181,393
HighPeak Energy, Inc.(3)	36,621	166,626
Kinetik Holdings, Inc. Class A(3)	4,705	192,482
Magnolia Oil & Gas Corp. Class A	7,459	190,279
Matador Resources Co.	3,878	175,441
MPLX LP	3,025	169,098
Murphy Oil Corp.(3)	5,129	154,332
Northern Oil & Gas, Inc.(3)	7,394	184,850
Ovintiv, Inc.	4,291	186,530
Permian Resources Corp. Class A	11,548	186,269
Plains All American Pipeline LP(3)	9,207	177,143
Plains GP Holdings LP Class A*(3)	8,663	177,418
RPC, Inc.	29,244	194,473
Select Water Solutions, Inc.	15,168	183,381
Shell PLC(1)	2,240	172,547
SLB Ltd.	4,242	205,228
SM Energy Co.	8,562	166,702
Tenaris SA(1)	4,261	188,762
VAALCO Energy, Inc.	46,724	240,161
Western Midstream Partners LP	4,112	170,484
Williams Cos., Inc. (The)	2,760	185,638
Total Energy		5,668,129
Financials - 1.0%
Chicago Atlantic Real Estate Finance, Inc.	12,585	156,054
Information Technology - 1.0%
Ituran Location and Control Ltd. (Israel)	3,735	166,693
Materials - 7.7%
Anglogold Ashanti PLC (Australia)	1,807	167,816
Cabot Corp.	2,475	178,670
Mosaic Co. (The)	6,686	183,865
Stepan Co.	3,433	197,775
SunCoke Energy, Inc.	22,741	178,744
Sylvamo Corp.	3,316	162,285
Westlake Corp.(3)	2,186	173,394
Total Materials		1,242,549
Real Estate - 29.5%
Acadia Realty Trust	7,901	158,099
Agree Realty Corp.	2,248	162,373
American Tower Corp.	942	168,882
Security Description	Shares	Value
COMMON STOCKS (continued)

Real Estate (continued)
Apple Hospitality REIT, Inc.	13,372	$155,650
Brixmor Property Group, Inc.	6,235	167,036
Camden Property Trust	1,498	163,357
CubeSmart	4,550	170,762
EPR Properties	3,253	176,443
Essex Property Trust, Inc.	623	156,915
Getty Realty Corp.	5,768	172,233
Host Hotels & Resorts, Inc.	8,728	161,730
Independence Realty Trust, Inc.	9,426	157,414
Invitation Homes, Inc.	5,947	158,963
Kimco Realty Corp.	8,118	171,127
Kite Realty Group Trust	6,800	159,732
Mid-America Apartment Communities, Inc.	1,190	159,817
Park Hotels & Resorts, Inc.	15,069	164,704
Public Storage	622	171,790
Rayonier, Inc.	7,580	172,369
Realty Income Corp.	2,869	175,468
Rexford Industrial Realty, Inc.	4,029	163,295
Ryman Hospitality Properties, Inc.	1,665	157,676
Summit Hotel Properties, Inc.	32,520	143,738
Sunstone Hotel Investors, Inc.	17,751	155,676
Urban Edge Properties	8,482	164,805
VICI Properties, Inc.	5,836	163,875
Weyerhaeuser Co.	6,858	176,799
Whitestone REIT Class B	12,053	171,635
Xenia Hotels & Resorts, Inc.	10,949	161,498
Total Real Estate		4,763,861
Utilities - 16.9%
Alliant Energy Corp.	2,500	164,775
Ameren Corp.	1,635	168,863
American Electric Power Co., Inc.	1,419	169,961
Axia Energia (Brazil)(1)	18,373	189,609
Brookfield Infrastructure Partners LP (Canada)(3)	4,651	168,134
Cia Energetica de Minas Gerais (Brazil)(1)	82,538	177,457
CMS Energy Corp.	2,331	166,643
DTE Energy Co.	1,267	170,259
Edison International	2,682	167,035
Enel Chile SA (Chile)(1)	41,164	178,652
Eversource Energy	2,462	170,198
Exelon Corp.	3,734	167,209
New Jersey Resources Corp.	3,503	173,328
TXNM Energy, Inc.	2,759	162,560
WEC Energy Group, Inc.	1,550	171,539
Xcel Energy, Inc.	2,202	167,484
Total Utilities		2,733,706
Total Common Stocks
(Cost $16,106,610)		15,629,738

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2026 (unaudited)

Security Description	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
Money Market Fund - 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(4)(5)
(Cost $427,337)	427,337	$427,337

TOTAL INVESTMENTS - 99.5%
(Cost $16,533,947)		16,057,075
Other Assets in Excess of Liabilities - 0.5%		84,604
Net Assets - 100.0%		$16,141,679

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,456,139; total market value of collateral held by the Fund was $1,507,518. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,080,181.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of January 31, 2026.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks	$15,629,738	$—	$—	(1)	$15,629,738
Money Market Fund	427,337	—	—		427,337
Total	$16,057,075	$—	$—		$16,057,075

(1) Includes internally fair valued securities currently priced at zero ($0). The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of January 31, 2026.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2026.